Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Cash Flows [Abstract]
Net loss from continuing operation	$ (3,740,252)	$ (1,028,074)
Net loss discontinued operation		(228,778)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for credit losses	1,128,210	30,926
Loss on forfeiture of land-use-right security deposit	641,436
Imputed interest on a related party loan	(130,132)	(84,342)
Interest income of loan to third parties	(37,516)
Provision for inventories	7,289	30,507
Depreciation and amortization	339,652	332,349
Share-based compensation	684,250	21,250
Gain on short-term investments		(17,778)
Loss from disposal of a subsidiary	47
Share of loss of equity method investments	33,003	93,799
Deferred tax expense		11,842
Changes in operating assets and liabilities:
Accounts receivable	4,526,716	855,207
Notes receivable	(122,515)	(156,298)
Advances to suppliers	(7,951,398)	5,394,854
Inventories	(1,648,030)	(4,335,000)
Amounts due from related parties, current	(242,379)	377,310
Prepaid expenses and other current assets	45,462	(241,306)
Accounts payable	165,169	(23,604)
Advances from customers	(40,462)	(35,519)
Income tax payable	31,968	(5,080)
Amounts due to related parties, current		(410,459)
Accrued expenses and other payables	51,799	(606,455)
Net cash provided by (used in) operating activities from continuing operations	(6,257,683)	204,129
Net cash provided by operating activities from discontinued operations		750,707
Net cash provided by (used in) operating activities	(6,257,683)	954,836
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,212,242)	(443,009)
Prepayment for construction in progress		(1,299,447)
Proceed from redemption of a short-term investment		1,574,882
Refund of equipment purchase payment	6,995,618
Prepayment for equity investment	(1,200,000)
Loans to related parties		(3,043,743)
Collection of loans to related parties	3,571,253	691,486
Net cash outflow from disposal of a subsidiary	(45)
Net cash (used in) provided by investing activities from continuing operations	8,154,584	(2,519,831)
Net cash provided by investing activities from discontinued operations		203,511
Net cash (used in) provided by investing activities	8,154,584	(2,316,320)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	2,212,358
Proceeds from issuance of ordinary shares	2,400,000
Repayments of short-term borrowings	(1,926,892)	(1,438,292)
Repayments of long-term borrowings	(830,705)
Loans from related parties	3,605,651	389,893
Repayments of loans from related parties	(7,122,839)	(622,338)
Repayment of loans from third parties		(1,382,973)
Net cash used in financing activities from continuing operations	(1,662,427)	(3,053,710)
Net cash provided by financing activities from discontinued operation		36,428
Net cash used in financing activities	(1,662,427)	(3,017,282)
Effect of exchange rate changes	60,040	310,143
Net (decrease) increase in cash, cash equivalents and restricted cash	294,514	(4,068,623)
Cash, cash equivalents and restricted cash, at beginning of the period	517,338	4,459,307
Cash, cash equivalents and restricted cash, at end of the period	811,852	390,684
Reconciliation of cash, cash equivalents, and restricted cash to the Unaudited Condensed Consolidated Balance Sheets
Cash and cash equivalents	811,852	389,903
Restricted cash		781
Total cash, cash equivalents, and restricted cash	811,852	390,684
Less: cash and cash equivalents from the discontinued operations, end of the period		18,122
Cash and cash equivalent from the continuing operations, end of the period	811,852	372,562
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	6,224	9,996
Interest paid	197,865	73,001
Warrant shares exercised via cashless option		120,000
Recognition of right-of use assets and lease liabilities		2,685
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of intangible assets through settlement of other non-current assets	$ 5,395,273